PREFERRED STOCK (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock, dividend rate, percentage					5.00%
Derivative income (expense)	$ 6,837,508	$ 51,922,621	$ 981,881	$ 2,561,820	$ 9,809,916	$ (10,401,881)
Derivative, Gain (Loss) on Derivative, Net	$ (6,837,508)	(51,922,621)	$ (981,881)	(2,561,820)	$ (9,809,916)	$ 10,401,881
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	125,000		125,000		125,000
Preferred stock, dividend rate, percentage			5.00%		5.00%
Sale of stock, price per share	$ 3.00		$ 3.00		$ 3,000
Preferred stock, liquidation preference per share	$ 1.00		$ 1.00		$ 1.00
Preferred stock redeemable period			5 years		5 years
Preferred stock, per share amounts of preferred dividends in arrears			$ 1.30		$ 1.30
Preferred stock, shares outstanding	0		0		0	0
Stockholders' Equity, Reverse Stock Split					November 20, 2006 1 for 10, the April 8, 2009 1 for 300 and the July 12, 2012 1 for 200 reverse stock splits
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	525,000		525,000		525,000
Preferred stock, dividend rate, percentage			5.00%		5.00%
Sale of stock, price per share	$ 3,000		$ 3,000		$ 3,000
Preferred stock, liquidation preference per share	$ 1.00		$ 1.00		$ 1.00
Preferred stock redeemable period			5 years		5 years
Preferred stock, per share amounts of preferred dividends in arrears					$ 1.30
Preferred stock, shares outstanding	159,666		159,666		159,666	159,666
Share price	$ 1.30		$ 1.30
Derivative Liability	$ 173,767		$ 173,767		$ 177,743	$ 425,776
Derivative income (expense)	80,910	3,976	62,283	204,754
Derivative, Gain (Loss) on Derivative, Net	$ (80,910)	(3,976)	$ (62,283)	(204,754)
Stockholders' Equity, Reverse Stock Split					November 20, 2006 1 for 10, the April 8, 2009 1 for 300 and the July 12, 2012 1 for 200 reverse stock splits
Derivative, Gain on Derivative					$ 248,033	$ 212,888
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	500,000		500,000		500,000
Sale of stock, price per share					$ 0.04
Preferred stock, liquidation preference per share	$ 1.00		$ 1.00		$ 1.00
Preferred stock redeemable period			5 years		5 years
Preferred stock, per share amounts of preferred dividends in arrears			$ 3,600		$ 0.06
Preferred stock, shares outstanding	0		0		0	0
Conversion price per share, percentage			85.00%		85.00%
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants			$ 2,400
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	500,000		500,000		500,000
Preferred stock, liquidation preference per share	$ 1.00		$ 1.00		$ 1.00
Preferred stock, shares outstanding	100,000		100,000		100,000	100,000
Derivative Liability	$ 298,772		$ 298,772		$ 396,956	$ 200,000
Derivative income (expense)	$ 96,167	98,184	$ 1,198,296	593,737	$ 196,956	100,000
Conversion price per share, percentage			85.00%		85.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001		$ 0.001
Preferred Stock, Voting Rights			Each share of the Series D Preferred Stock shall have voting rights equal to 100,000 votes of common stock.		Each share of the Series D Preferred Stock shall have voting rights equal to 100,000 votes of common stock
Derivative, Gain (Loss) on Derivative, Net	$ (96,167)	(98,184)	$ (1,198,296)	(593,737)	$ (196,956)	$ (100,000)
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000		1,000,000		1,000,000
Preferred stock, shares outstanding	821,377		821,377		791,567	791,567
Derivative Liability	$ 2,454,045		$ 2,454,045		$ 2,469,349	$ 1,388,822
Derivative income (expense)	$ 672,158	15,304	$ 8,031,224	3,692,330	$ 1,080,527	622,071
Conversion price per share, percentage					50.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001		$ 0.001
Derivative, Gain (Loss) on Derivative, Net	$ (672,158)	(15,304)	$ (8,031,224)	(3,692,330)	$ (1,080,527)	$ (622,071)
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	500,000		500,000		500,000
Preferred stock, liquidation preference per share	$ 1.00		$ 1.00		$ 1.00
Preferred stock, shares outstanding	190,000		190,000		180,000	180,000
Derivative Liability	$ 567,667		$ 567,667		$ 754,217	$ 380,000
Derivative income (expense)	$ 143,222	186,550	$ 2,276,763	(1,128,099)	$ 374,217	190,000
Conversion price per share, percentage			130.00%		130.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001		$ 0.001
Derivative, Gain (Loss) on Derivative, Net	$ (143,222)	(186,550)	$ (2,276,763)	1,128,099	$ (374,217)	$ (190,000)
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	500,000		500,000		500,000
Preferred stock, liquidation preference per share	$ 1.00		$ 1.00		$ 1.00
Preferred stock, shares outstanding	25,000		25,000		25,000	25,000
Derivative Liability	$ 74,693		$ 74,693		$ 99,239	$ 50,000
Derivative income (expense)	$ 24,042	24,546	$ 299,566	(148,434)	$ 49,239	25,000
Conversion price per share, percentage			85.00%		85.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001		$ 0.001
Preferred Stock, Voting Rights			voting rights equal to 5,000,000 votes of common stock		voting rights equal to 5,000,000 votes of common stock
Derivative, Gain (Loss) on Derivative, Net	$ (24,042)	$ (24,546)	$ (299,566)	$ 148,434	$ (49,239)	$ (25,000)